Stock Options and Warrants - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended				6 Months Ended			12 Months Ended				6 Months Ended			12 Months Ended
	Jun. 29, 2012	Mar. 12, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	May 15, 2012	Dec. 31, 2009	Jun. 30, 2012 Oryon Technologies LLC Two Thousand Twelve Omnibus Equity Incentive Plan	May 04, 2012 Fully Vested Options	May 04, 2012 Unvested Options	Dec. 31, 2011 Warrant	Dec. 31, 2010 Warrant	Dec. 31, 2009 Warrant	Jun. 30, 2012 Warrant
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Period of exercise of vested options after participants termination							3 months			3 months
Period of exercise of vested options after participants death or disability							12 months			12 months
Stock-based compensation expense			$ 73,072	$ 6,107	$ 5,210	$ 5,629	$ 79,179	$ 10,838		$ 20,896	$ 10,352
Unrecognized compensation expense										33,710	55,176
Granted, Shares								0		0	2,160,000
Weighted average grant date fair value, granted									$ 0.226		$ 0.0325						$ 0.008	$ 0.010	$ 0.009
Options outstanding, aggregate intrinsic value										0	0
Options exercisable, aggregate intrinsic value										0	0
Exercised, Shares										0	0
Shares Issued If Warrant Exercised			8,013,440				8,013,440			8,013,440	7,713,440									500,000
Additional warrants issued							107,672			107,672
Total warrants outstanding			8,121,112				8,121,112			8,121,112
Warrants issued																	310,000	7,768,440	42,672
Exercise price of shares issued	$ 0.75	$ 0.75		$ 0.75			$ 0.75										$ 0.3125	$ 0.3125	$ 0.375
Issuance of noncash warrants other than convertible notes related			0		762			2,812		99	563						2,812	79,608
Amortization Of debt discount relating to warrant																	18,353	1,994
Amortization of debt discount not relating to convertible note										99	563
Equity intensive plan conversion shares														8
Number of shares exercisable for options			400,000				400,000			2,363,104	2,803,104		1,533,304	345,388	2,363,104
Issuance of options to purchase														2,763,104
Lowest common stock price per share														$ 0.13
Highest common stock price per share														$ 0.63
Exercise prices			$ 0.75				$ 0.75								$ 0.18	$ 0.125
Unvested options outstanding																400,000
Unrecognized share based compensation										33,710	55,176
Exercise prices							$ 0.125
Annual vesting percentage							2500.00%
Number of shares issuable related to subscription	2,200,000	800,000		400,000						650,000
Number of warrants issuable related to subscription	2,200,000	800,000		400,000						650,000		1,550,000
Investment warrants term of warrants	5 years	5 years		5 years			5 years
Warrants term			5 years				5 years
Number of shares potentially issuable			3,000,000				3,000,000
Fair value of warrants							336,802
Proceeds related to warrant							1,500,000
Number of warrants to purchase shares			3,000,000				3,000,000
Noncash interest expense on warrants related to convertible notes							$ 9,599	$ 9,033		$ 18,255	$ 1,431